Deferred grants (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Deferred Grants

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

At January 1	360,783	337,889	53,384
Received during the year	13,639	50,095	7,915
Released to consolidated statement of profit or loss	(36,533)	(34,337)	(5,425)

At December 31	337,889	353,647	55,874

Current (Note 28)	21,939	22,270	3,519
Non-current	315,950	331,377	52,355

	337,889	353,647	55,874